UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C. 20549

                                                    Form 13F

                                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006
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Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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              Pittsburgh, PA 15241
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              Form 13F File Number:  28-03925
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

 /s/ Joseph W. Haleski             Pittsburgh, PA                08/11/06
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              110
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Form 13F Information Table Value Total:            $ 2,480,648  (thousands)
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List of Other Included Managers:                     NONE


Column 1                      Column 2        Column 3    Column 4        Column 5      Column 6 Column 7         Column 8

                                                                                                              Voting Authority
                              Title                         Value     Shrs Or  Sh/ Put/  Invstmt   Other    -------------------
Name of Issuer                of Class        Cusip       (x$1000)    Prn Amt  Prn Call  Dscretn   Mngrs     Sole    Shared   None
------------------------------ --------------  ---------- ---------- ---------- --- ---- -------- -------- ---------- ------ -----

Allied Waste Inds Inc.        COM PAR$.01     019589308       8,062    709,700 SH         SOLE               709,700
American Elec Pwr Co Inc.     COM             025537101      14,748    430,600 SH         SOLE               430,600
Arch Coal Inc.                COM             039380100         110      2,600 SH         SOLE                 2,600
Archer-Daniels-Midland Co     COM             039483102       1,032     25,000 SH         SOLE                25,000
Atwood Oceanics Inc.          COM             050095108      38,767    781,600 SH         SOLE               781,600
Banco Itau Hldg Financeira SA SP ADR 500 PFD  059602201       7,144    245,000 SH         SOLE               245,000
Bank of America Corp.         COM             060505104      48,100  1,000,000 SH         SOLE             1,000,000
Barrick Gold Corp             COM             067901108      34,771  1,174,700 SH         SOLE             1,174,700
Biomet Inc.                   COM             090613100      18,774    600,000 SH         SOLE               600,000
Biomet Inc.                   CALL            090613900          15      3,000 SH         SOLE                 3,000
CBS Corp                      CL B            124857202       7,980    295,000 SH         SOLE               295,000
CMS Energy Corp               COM             125896100      15,528  1,200,000 SH         SOLE             1,200,000
Cemex SA                      SPON ADR 5 ORD  151290889       4,994     87,652 SH         SOLE                87,652
Chicago Bridge & Iron Co NV   NY REG SH       167250109      51,662  2,139,200 SH         SOLE             2,139,200
Companhia Energetica de Minas SP ADR N-V PFD  204409601       4,644    109,000 SH         SOLE               109,000
Consolidated Edison Inc.      COM             209115104      17,865    402,000 SH         SOLE               402,000
Constellation Energy Group    COM             210371100      12,638    231,800 SH         SOLE               231,800
DPL Inc.                      COM             233293109      30,035  1,120,700 SH         SOLE             1,120,700
Edison International          COM             281020107      18,264    468,300 SH         SOLE               468,300
Empire District Electric Co   COM             291641108       1,541     75,000 SH         SOLE                75,000
Equitable Resources, Inc      COM             294549100       5,025    150,000 SH         SOLE               150,000
FPL Group Inc.                COM             302571104      21,621    522,500 SH         SOLE               522,500
FirstEnergy Corp.             COM             337932107      10,853    200,200 SH         SOLE               200,200
Fluor Corp                    COM             343412102      65,655    706,500 SH         SOLE               706,500
Ford Motor Co                 COM PAR$.01     345370860      10,418  1,503,300 SH         SOLE             1,503,300
Forest Laboratories Inc.      COM             345838106      19,345    500,000 SH         SOLE               500,000
General Motors Corp           PUT             370442955       3,777     26,048 SH         SOLE                26,048
Great Plains Energy Inc       COM             391164100      10,448    375,000 SH         SOLE               375,000
Grupo Aeroportuario del PacifiSPON ADR B      400506101         713     22,400 SH         SOLE                22,400
Harmonic Inc.                 COM             413160102       1,344    300,000 SH         SOLE               300,000
Hologic Inc.                  COM             436440101      18,510    375,000 SH         SOLE               375,000
Russell 2000 Idx Fnd IShares  RUSSELL 2000    464287655      10,785    150,000 SH         SOLE               150,000
Russell 2000 Idx Fnd IShares  PUT             464287955         540     24,000 SH  PUT    SOLE                24,000
MEMC Elect Materials, Inc.    COM             552715104         750     20,000 SH         SOLE                20,000
Martin Marietta Materials Inc.COM             573284106         629      6,900 SH         SOLE                 6,900
McDermott International Inc.  COM             580037109      15,471    340,250 SH         SOLE               340,250
Mueller Water Products, Inc.  COM SER A       624758108       3,743    215,000 SH         SOLE               215,000
Nasdaq-100 Idx Tracking Stk   PUT             631100954         875     25,000 SH  PUT    SOLE                25,000
National Oilwell Varco Inc.   COM             637071101      16,780    265,000 SH         SOLE               265,000
Newmont Mining Corp           COM             651639106      34,865    658,700 SH         SOLE               658,700
Omnicare Inc.                 CALL            681904908         195      3,000 SH  CALL   SOLE                 3,000
Parametric Technology Corp    COM             699173209       1,907    150,000 SH         SOLE               150,000
Penwest Pharms Co.            COM             709754105      14,080    645,000 SH         SOLE               645,000
Pepco Holdings Inc.           COM             713291102       3,537    150,000 SH         SOLE               150,000
Phelps-Dodge Corp             COM             717265102      76,910    936,100 SH         SOLE               936,100
Salix Pharms Ltd.             COM             795435106       1,156     94,000 SH         SOLE                94,000
Semiconductor Hldrs Trust     DEP RCPT        816636203      13,164    400,000 SH         SOLE               400,000
Sepracor Inc.                 COM             817315104      17,627    308,494 SH         SOLE               308,494
Sepracor Inc.                 CALL            817315904         333      1,900 SH  CALL   SOLE                 1,900
Sepracor Inc.                 PUT             817315954          90      2,000 SH  PUT    SOLE                 2,000
Sierra Pacific Resources      COM             826428104       4,200    300,000 SH         SOLE               300,000
SONUS Pharms Inc.             COM             835692104         747    150,000 SH         SOLE               150,000
Southern Union Co             COM             844030106       2,706    100,000 SH         SOLE               100,000
Sprint Nextel Corp            COM             852061100      11,294    565,000 SH         SOLE               565,000
StreetTRACKS Gold Trust       GOLD SHS        863307104       9,546    155,900 SH         SOLE               155,900
Teco Energy Inc.              COM             872375100       2,988    200,000 SH         SOLE               200,000
Tesoro Petroleum Corp         COM             881609101       5,577     75,000 SH         SOLE                75,000
3Com Corp                     COM             885535104       1,536    300,000 SH         SOLE               300,000
Time Warner Inc.              COM             887317105       9,515    550,000 SH         SOLE               550,000
Univision Comms Inc           CALL            914906902          18      3,509 SH  CALL   SOLE                 3,509
Volcano Corp                  COM             928645100       1,729    191,087 SH         SOLE               191,087
Washington Group Intl, Inc.   COM             938862208       2,667     50,000 SH         SOLE                50,000
Western Oil Refining, Inc     COM             959319104       1,619     75,000 SH         SOLE                75,000
Willbros Group                COM             969199108       1,894    100,000 SH         SOLE               100,000
Williams Companies Inc.       COM             969457100      43,099  1,845,000 SH         SOLE             1,845,000
Unibanco                      GDR REP PFD UT  90458E107       6,971    105,000 SH         SOLE               105,000
Adolor Corp                   COM             00724X102      14,928    596,900 SH         SOLE               596,900
Advanced Magnetics Inc.       COM             00753P103      14,657    485,000 SH         SOLE               485,000
Akamai Technologies Inc.      COM             00971T101      10,857    300,000 SH         SOLE               300,000
Allscripts Hlthcare Sol's Inc.COM             01988P108      18,779  1,070,000 SH         SOLE             1,070,000
Altria Group Inc.             CALL            02209S903       3,023      9,500 SH  CALL   SOLE                 9,500
Altria Group Inc.             PUT             02209S953         540      4,000 SH  PUT    SOLE                 4,000
Arris Group Inc.              COM             04269Q100         656     50,000 SH         SOLE                50,000
Cleco Corporation             COM             12561W105       6,859    295,000 SH         SOLE               295,000
CenterPoint Energy Inc.       COM             15189T107      18,464  1,477,100 SH         SOLE             1,477,100
Comcast Corp                  CL A            20030N101       8,185    250,000 SH         SOLE               250,000
Companhia de Bebidas Americas ADR             20441W203       8,250    200,000 SH         SOLE               200,000
Diamond Offshore Drilling Inc.COM             25271C102      79,969    952,800 SH         SOLE               952,800
Duke Energy Corp              COM             26441C105      80,327  2,735,000 SH         SOLE             2,735,000
Energy East Corp              COM             29266M109       5,983    250,000 SH         SOLE               250,000
Entergy Corp                  COM             29364G103       4,075     57,600 SH         SOLE                57,600
Exelon Corp                   COM             30161N101     186,206  3,276,550 SH         SOLE             3,276,550
Extreme Networks Inc.         COM             30226D106         416    100,000 SH         SOLE               100,000
Federated Dept Stores, Inc.   COM             31410H101     109,800  3,000,000 SH         SOLE             3,000,000
Foundation Coal Hldgs, Inc    COM             35039W100       8,687    185,100 SH         SOLE               185,100
Gen-Probe Inc                 COM             36866T103      26,990    500,000 SH         SOLE               500,000
Goldman Sachs Group Inc.      PUT             38141G954         171      3,414 SH  PUT    SOLE                 3,414
Google Inc.                   CALL            38259P908         668        250 SH  CALL   SOLE                   250
Google Inc.                   PUT             38259P958         163        250 SH  PUT    SOLE                   250
Headwaters Inc                COM             42210P102       1,278     50,000 SH         SOLE                50,000
ImClone Systems Inc.          COM             45245W109      22,504    582,413 SH         SOLE               582,413
InterMune Inc.                COM             45884X103      14,766    897,600 SH         SOLE               897,600
Kinder Morgan Inc.            CALL            49455P901       1,540      2,000 SH  CALL   SOLE                 2,000
Kookmin Bank                  ADR             50049M109       2,575     31,000 SH         SOLE                31,000
Mediacom Comms Corp.          CL A            58446K105       4,973    798,200 SH         SOLE               798,200
Mirant Corp                   COM             60467R100     140,768  5,252,530 SH         SOLE             5,252,530
Monsanto Co                   COM             61166W101       4,142     49,200 SH         SOLE                49,200
Petroleo Brasileiro S.A.      ADR             71654V408      13,754    154,000 SH         SOLE               154,000
S&P 500 SPDR Trust            UNIT SER 1      78462F103     132,626  1,042,000 SH         SOLE             1,042,000
S&P 500 SPDR Trust            CALL            78462F903       1,435      7,000 SH  CALL   SOLE                 7,000
S&P 500 SPDR Trust            PUT             78462F953       4,718     79,500 SH  PUT    SOLE                79,500
Stereotaxis Inc.              COM             85916J102       2,859    265,000 SH         SOLE               265,000
Valero Energy Corp            COM             91913Y100      14,501    218,000 SH         SOLE               218,000
Walter Industries Inc.        COM             93317Q105      10,821    187,700 SH         SOLE               187,700
XTO Energy Inc.               COM             98385X106       5,985    135,200 SH         SOLE               135,200
Bunge Limited                 COM             G16962105       2,764     55,000 SH         SOLE                55,000
Foster Wheeler Ltd.           SHS             G36535139      62,511  1,447,010 SH         SOLE             1,447,010
GlobalSantaFe Corp            SHS             G3930E101     157,196  2,722,000 SH         SOLE             2,722,000
Seagate Technology            SHS             G7945J104      55,869  2,467,700 SH         SOLE             2,467,700
Transocean Inc.               ORD             G90078109     390,484  4,861,600 SH         SOLE             4,861,600

Grand Total                                               2,480,648

